Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Other	$ 1,508	$ 1,508	$ 1,291
U.S. statutory rate		35.00%	35.00%	35.00%
Unrecognized Tax Benefits, Period Increase (Decrease)	707	180
Unrecognized tax benefits	2,729	2,729	3,054	2,699	2,307
Unrecognized Tax Benefits, Interest on Income Taxes Expense		40	41	47
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	412	412	422
Deferred Tax Assets, Valuation Allowance	$ 187	$ 187